SCUDDER
                                                                     INVESTMENTS



                             Asset Allocation Funds
                             Advisor Classes A, B and C

Prospectus

--------------------------------------------------------------------------------
                             December 29, 2000, as revised June 11, 2001
--------------------------------------------------------------------------------

                             Scudder Pathway Series

                                    Conservative Portfolio

                                    Moderate Portfolio

                                    Growth Portfolio





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------










Contents
--------------------------------------------------------------------------------


How the Portfolios Work                      How to Invest in the Portfolios

     4  Conservative Portfolio                   22  Choosing a Share Class

     9  Moderate Portfolio                       27  How to Buy Shares

    14  Growth Portfolio                         28  How to Exchange or Sell
                                                     Shares
    19  Other Policies and Risks
                                                 29  Policies You Should Know
    20  Who Manages and Oversees                     About
        the Portfolios
                                                 35  Understanding Distributions
                                                     and Taxes

How the Portfolios Work

These portfolios use an asset allocation strategy, dividing their assets among different types of investments. All three portfolios invest in other Scudder funds. Each portfolio is designed for investors with a particular time horizon or risk profile, and invests in a distinct mix of funds. Because the underlying funds hold a range of securities, an investment in a portfolio may offer exposure to thousands of individual securities.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SUCAX       SUCBX       SUCCX

                                 fund number   | 480         680         780

Conservative Portfolio
--------------------------------------------------------------------------------

The Portfolio's Main Investment Strategy

The portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may, to a more limited extent, be from foreign issuers.

The managers of the underlying funds may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS

60% Bond funds
40% Equity funds

The managers have the flexibility to adjust this allocation within the following ranges:

Bond funds     50%-70%

Equity funds   30%-50%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Bonds could be hurt by rises in market interest rates. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

The portfolio is also affected by how stock markets perform -- something that depends on many influences, including economic, political, and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Stock prices can be hurt by poor management, shrinking product demand, and other business risks. These risks tend to be greater with smaller companies.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers of the portfolio or of the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This portfolio is designed for investors who have a time horizon of three to five years and are interested in a relatively conservative asset allocation investment.

The Portfolio's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with five broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and each index varies over time. All figures on this page and the next page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Pathway Series: Conservative Portfolio

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          1997        14.05
                          1998         5.34
                          1999         2.55


2000 Total Return as of September 30: 3.45%
Best Quarter: 7.40%, Q2 1997               Worst Quarter: -5.00%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                     1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                               -3.34                      5.23
--------------------------------------------------------------------------------
Class B                               -1.32                      5.69
--------------------------------------------------------------------------------
Class C                                1.76                      6.39
--------------------------------------------------------------------------------
Index 1                               -0.82                      5.25
--------------------------------------------------------------------------------
Index 2                                4.91                      5.88
--------------------------------------------------------------------------------
Index 3                               21.04                     25.90
--------------------------------------------------------------------------------
Index 4                                4.74                      4.94
--------------------------------------------------------------------------------
Index 5                               26.96                     14.81
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Aggregate Bond Index, an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 2: Treasury Bill 1-year.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 4: Treasury Bill 3-month.

Index 5: MSCI EAFE, an unmanaged capitalization-weighted measure of international stock markets.

*   Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

As of 12/29/2000, the portfolio adopted the Treasury Bill 3-month in place of the Treasury Bill 1-year, as the Treasury Bill 3-month better represents the portfolio's investments.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%         None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*         4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                 --            --           --
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25%         1.00%        1.00%
--------------------------------------------------------------------------------
Other Expenses                                 --            --           --
--------------------------------------------------------------------------------
Total Annual Operating Expenses                0.25         1.00        1.00
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                     0.59% to 1.01%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

Based on the costs above, this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $676         $890        $1,121       $1,784
--------------------------------------------------------------------------------
Class B shares                583          866         1,175        1,738
--------------------------------------------------------------------------------
Class C shares                283          566           975        2,116
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $676         $890        $1,121       $1,784
--------------------------------------------------------------------------------
Class B shares                183          566           975        1,738
--------------------------------------------------------------------------------
Class C shares                183          566           975        2,116
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SPDAX       SPDBX       SPDCX

                                 fund number   | 481         681         781

Moderate Portfolio

formerly Balanced Portfolio
--------------------------------------------------------------------------------

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of current income and growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may, to a more limited extent, be from foreign issuers.

The managers of the underlying funds may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS

60% Equity funds
40% Bond funds

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds   50%-70%

Bond funds     30%-50%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money, or make the portfolio perform less well than other investments.

One of the most important factors is how stock markets perform -- something that depends on many influences, including economic, political, and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Stock prices can be hurt by poor management, shrinking product demand, and other business risks. These risks tend to be greater with smaller companies.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains.

The portfolio is also affected by the performance of bonds, which could be hurt by rises in market interest rates. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers of the portfolio or of the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------
This portfolio is designed for investors who have a time horizon of five to ten years and are interested in a balanced asset allocation investment.

The Portfolio's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with five broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and each index varies over time. All figures on this page and the next page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Pathway Series: Moderate Portfolio

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                             1997     13.02
                             1998      7.34
                             1999     16.34

2000 Total Return as of September 30: 0.35%
Best Quarter: 12.45%, Q4 1999              Worst Quarter: -10.32%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                     1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                                9.65                      9.85
--------------------------------------------------------------------------------
Class B                               11.95                     10.32
--------------------------------------------------------------------------------
Class C                               15.44                     11.05
--------------------------------------------------------------------------------
Index 1                               21.04                     25.90
--------------------------------------------------------------------------------
Index 2                               26.96                     14.81
--------------------------------------------------------------------------------
Index 3                               -0.82                      5.25
--------------------------------------------------------------------------------
Index 4                               21.26                     13.65
--------------------------------------------------------------------------------
Index 5                                4.74                      4.94
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: MSCI EAFE, an unmanaged capitalization-weighted measure of international stock markets.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 4: Russell 2000 Index, an unmanaged measure of the 2000 companies that typically have a market capitalization less than $2 billion.

Index 5: Treasury Bill 3-month

*   Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%         None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*         4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                 --            --           --
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25%         1.00%        1.00%
--------------------------------------------------------------------------------
Other Expenses                                 --            --           --
--------------------------------------------------------------------------------
Total Annual Operating Expenses               0.25          1.00         1.00
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                     0.73% to 1.11%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

Based on the costs above, this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
                            1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $687         $925        $1,182       $1,914
--------------------------------------------------------------------------------
Class B shares                595          903         1,237        1,869
--------------------------------------------------------------------------------
Class C shares                295          603         1,037        2,243
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $687         $925        $1,182       $1,914
--------------------------------------------------------------------------------
Class B shares                195          603         1,037        1,869
--------------------------------------------------------------------------------
Class C shares                195          603         1,037        2,243
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               | Class A     Class B     Class C

                                 ticker symbol | SUPAX       SUPBX       SUPCX

                                 fund number   | 482         682         782

Growth Portfolio
--------------------------------------------------------------------------------

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers then decide which funds to use as underlying funds and how much to invest in each fund.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. These securities are mainly from U.S. issuers but may, to a more limited extent, be from foreign issuers.

The managers of the underlying funds may adjust the duration (a measure of sensitivity to interest rates) of a fund's bond allocation depending on their outlook for interest rates, and the portfolio's allocation among the underlying funds may similarly be adjusted.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

ASSET ALLOCATION

The portfolio's target allocation is as follows:

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS

85% Equity funds
15% Bond funds

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds   75%-95%

Bond funds      5%-25%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money, or make the portfolio perform less well than other investments.

One of the most important factors is how stock markets perform -- something that depends on many influences, including economic, political, and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These risks tend to be greater with smaller companies.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains. These risks tend to be greater in emerging markets.

Because the portfolio invests some of its assets in bond funds, it may perform less well in the long run than a fund investing entirely in stocks. At the same time, the portfolio's bond component means that its performance could be hurt somewhat by poor performance in the bond market.

Other factors that could affect performance include:

o the managers of the portfolio or of the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes, or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This portfolio is designed for investors with a long-term time horizon -- ten years or more -- who are interested in taking an asset allocation approach to growth investing.

The Portfolio's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how portfolio performance compares with five broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and each index varies over time. All figures on this page and the next page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Pathway Series: Growth Portfolio

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                             1997     14.62
                             1998     9.30
                             1999     34.87

2000 Total Return as of September 30: -2.47%
Best Quarter: 21.72%, Q4 1999              Worst Quarter: -15.12%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                     1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                               27.12                     16.45
--------------------------------------------------------------------------------
Class B                               29.78                     16.95
--------------------------------------------------------------------------------
Class C                               33.83                     17.73
--------------------------------------------------------------------------------
Index 1                               33.16                     32.17
--------------------------------------------------------------------------------
Index 2                               26.96                     14.81
--------------------------------------------------------------------------------
Index 3                               21.26                     13.65
--------------------------------------------------------------------------------
Index 4                               21.04                     25.90
--------------------------------------------------------------------------------
Index 5                               -0.82                      5.25
--------------------------------------------------------------------------------

Index 1: Russell 1000 Growth Index, an unmanaged measure of 1000 companies with higher price-to-book and higher forecasted growth values.

Index 2: MSCI EAFE, an unmanaged capitalization-weighted measure of international stock markets.

Index 3: Russell 2000 Index, an unmanaged measure of the 2000 companies that typically have a market capitalization less than $2 billion.

Index 4: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 5: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

*   Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

As of 12/29/2000, the portfolio adopted the S&P 500 Index and the Lehman Brothers Aggregate Bond Index in place of the Russell 1000 Growth Index, as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index better represent the portfolio's investments.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%         None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*         4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                 --            --           --
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25%         1.00%        1.00%
--------------------------------------------------------------------------------
Other Expenses**                               --            --           --
--------------------------------------------------------------------------------
Total Annual Operating Expenses               0.25          1.00         1.00
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                     0.47% to 1.22%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

Based on the costs above, this example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
                            1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $680         $903        $1,144       $1,833
--------------------------------------------------------------------------------
Class B shares                587          880         1,198        1,793
--------------------------------------------------------------------------------
Class C shares                287          580           998        2,164
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $680         $903        $1,144       $1,833
--------------------------------------------------------------------------------
Class B shares                187          580           998        1,793
--------------------------------------------------------------------------------
Class C shares                187          580           998        2,164
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a portfolio's Board could change that portfolio's investment goal without seeking shareholder approval.

o As a temporary measure, any of these portfolios could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o While certain underlying funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers of those funds don't intend to use them as principal investments, and may not use them at all.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on each portfolio's allowable securities and investment practices and the characteristics and risks of each one, as well as the list of underlying funds, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The investment advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor does not receive any fees for managing the portfolios, but does receive fees as investment advisor to each underlying fund.

The portfolio managers

Through June 30, 2001, the following people handle the day-to-day management of each portfolio in this prospectus.

Donald E. Hall                                Shahram Tajbakhsh
Lead Portfolio Manager                        o    Began investment career
o    Began investment career                       in 1991
     in 1982                                  o    Joined the advisor in 1996
o    Joined the advisor in 1982               o    Joined the portfolio team
o    Joined the portfolio team in                  in 1999
     2000

Maureen F. Allyn
o    Began investment career in
     1989
o    Joined the advisor in 1989
o    Joined the portfolio team
     in 1996

Effective July 1, 2001, the following people handle the day-to-day management of each portfolio in this prospectus.

Maureen F. Allyn                              Shahram Tajbakhsh
o    Began investment career in               o    Began investment career
     1989                                          in 1991
o    Joined the advisor in 1989               o    Joined the advisor in 1996
o    Joined the portfolio team                o    Joined the portfolio team
     in 1996                                       in 1999

How to Invest in the Portfolios

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each portfolio. Each class has its own fees and expenses, offering you a choice of cost structures. Certain portfolios offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features               Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges with a range of    o Some investors may be able
  up to 5.75%, charged when you      to reduce or eliminate their
  buy shares                         sales charges; see next page

o In most cases, no charges when   o Total annual expenses are lower than
  you sell shares                    those for Class B or Class C

o 0.25% service fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares   o The deferred sales charge rate
                                     falls to zero six years after purchase
o Deferred sales charge declining
  from 4.00%, charged when you     o Shares automatically convert
  sell shares you bought within      to Class A six years after purchase,
  the last six years                 which means lower annual
                                     expenses going forward
o 1.00% distribution/service fee
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares   o The deferred sales charge rate
                                     is lower, but your shares never
o Deferred sales charge of 1.00%,    convert to Class A, so annual
  charged when you sell shares you   expenses remain higher
  bought within the last year

o 1.00% distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from portfolio assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                        Sales charge as a     Sales charge as % of
Your investment        % of offering price     your net investment
---------------------------------------------------------------------
Up to $50,000                  5.75                   6.10
---------------------------------------------------------------------
$50,000-$99,999                4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999              3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999              2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999              2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The portfolios may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a portfolio. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from portfolio assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares        CDSC on shares you sell
-------------------------------------------------------------------------
First year                                    4.00%
-------------------------------------------------------------------------
Second or third year                          3.00
-------------------------------------------------------------------------
Fourth or fifth year                          2.00
-------------------------------------------------------------------------
Sixth year                                    1.00
-------------------------------------------------------------------------
Seventh year and later             None (automatic conversion to Class A)
-------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from portfolio assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                      Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular            $50 or more for regular
accounts                              accounts

$500 or more for IRAs                 $50 or more for IRAs

                                      $50 or more with an Automatic
                                      Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative         o Contact your representative
  using the method that's most          using the method that's most
  convenient for you                    convenient for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application    o Send a check made out to
                                        "Scudder Funds" and an
o Send it to us at the                  investment slip to us at the
  appropriate address, along with       appropriate address below
  an investment check
                                      o If you don't have an
                                        investment slip, simply
                                        include a letter with your
                                        name, account number, the
                                        full name of the portfolio and
                                        the share class and your
                                        investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for             o Call (800) 621-1048 for instructions
  instructions
--------------------------------------------------------------------------------
By phone

--                                    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                    o To set up regular
                                        investments from a bank
                                        checking account, call
                                        (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                    o Go to www.scudder.com and
                                        register

                                      o Follow the instructions for
                                        buying shares with money
                                        from your bank account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new             Some transactions, including
account ($500 for IRAs)                  most for over $100,000, can
                                         only be ordered in writing
$50 or more for exchanges                with a signature guarantee; if
between existing accounts                you're in doubt, see page 30
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by         o Contact your representative
  the method that's most                   by the method that's most
  convenient for you                       convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for                o Call (800) 621-1048 for
  instructions                             instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the portfolio, class and account       o the portfolio, class and account
  number you're exchanging out of          number from which you want
                                           to sell shares
o the dollar amount or number of
  shares you want to exchange            o the dollar amount or number
                                           of shares you want to sell
o the name and class of the portfolio/
  fund you want to exchange into         o your name(s), signature(s)
                                           and address, as they appear
o your name(s), signature(s) and           on your account
  address, as they appear on your
  account                                o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges            --
  from a portfolio account, call
  (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o To set up regular cash
                                           payments from a portfolio
                                           account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and               --
  register

o Follow the instructions for
  making on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each portfolio's Class A, Class B and Class C shares. Certain portfolios have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each portfolio is open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The portfolios can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund offering multiple classes and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the portfolios calculate share prices

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

The assets of each share class of each portfolio consist primarily of the underlying Scudder funds, which are valued at their respective net asset values at the time of computation.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a portfolio's Board. In such a case, the portfolio's value for a security is likely to be different from quoted market prices.

Because certain underlying funds invest in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The Conservative and Moderate Portfolios intend to pay dividends and distributions to their shareholders quarterly, in March, June, September and December. The Growth Portfolio intends to pay dividends and distributions annually in December. If necessary, the portfolios may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling portfolio shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the portfolio earnings you receive, and your own portfolio transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a portfolio pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the portfolio declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get these reports automatically. For more copies, call
(800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you're a shareholder and have questions, please contact Scudder Investments. Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Scudder Investments                       SEC
-----------------------------------------------------------------
222 South Riverside Plaza                 450 Fifth Street,
Chicago, IL 60606-5808                    N.W. Washington, D.C.
www.scudder.com                           20549-6009
(800) 621-1048                            www.sec.gov
                                          (202) 942-8090


SEC File Number
-----------------------------------------------------------------
Scudder Pathway Series                    811-8606






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER
INVESTMENTS

A member of the [LOGO] Zurich Scudder Investments